UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05653

DREYFUS CALIFORNIA MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Municipal Income, Inc.
Statement of Investments	December 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments-92.1%	Amount ($)		Value ($)

California--81.8%

ABAG Financial Authority For Nonprofit Corps.:
MFHR (Central Park Apartments)
5.60%, 7/1/2038	815,000		832,963
Revenue (Sansum-Santa Barbara)
5.50%, 4/1/2021	2,000,000		2,144,780

California:
Economic Recovery
5%, 7/1/2016	500,000		534,715
GO:
8.307%, 12/1/2018 (Insured; FSA)	375,000	a,b	383,891
5.50%, 4/1/2028	1,000,000		1,077,180

California Health Facilities Financing Authority,
Revenue:
Health Facilities Financing
(Cedars-Sinai Medical Center)
6.125%, 12/1/2030	1,000,000		1,074,600
(Sutter Health)
6.25%, 8/15/2035	750,000		844,492

California Pollution Control Finance Authority:
PCR 9.165%, 6/1/2014	1,000,000	a,b	1,360,530
SWDR:
(Browning Ferris Industries):
5.80%, 12/1/2016	2,000,000		1,900,080
6.75%, 9/1/2019	600,000		596,892
(Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	1,000,000		1,000,400

California Statewide Communities Development
Authority, COP (Catholic Healthcare)
6.50%, 7/1/2020	500,000		558,760

Capistrano Unified School District, Special Tax
(Community Facilities District Number 98-2-Ladera)
5.75%, 9/1/2029	1,000,000		1,017,890

Central California Joint Powers Health Financing
Authority, COP
(Community Hospitals of Central California)
6%, 2/1/2030	1,000,000		1,039,490

Contra Costa Water District, Water Revenue
5%, 10/1/2019 (Insured; FSA)	1,000,000		1,078,900

Escondido Improvement Bond, Act of 1915
(Reassessment District Number 98)
5.70%, 9/2/2026	420,000		432,251

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
5.75%, 1/15/2040	500,000		505,025

Kaweah Delta Health Care District, Revenue

6%, 8/1/2034	500,000		537,640

Long Beach Special Tax Community
Facilities District Number 5 (Towne Center)
6.875%, 10/1/2025	500,000		522,125

Pomona, COP, General Fund Lease Financing
5.50%, 6/1/2028 (Insured; AMBAC)	1,000,000		1,104,250

Rancho Mirage Joint Powers Financing Authority,
Revenue (Eisenhower Medical Center)
5.625%, 7/1/2029	430,000		451,289

Redwood Empire Financing Authority, COP
6.40%, 12/1/2023	2,750,000		2,821,913

Sacramento City Financing Authority, Revenue
8.422%, 12/1/2014 (Insured; AMBAC)	570,000	a,b	711,970

Sacramento County, Community Facilities
District Number 1, Special Tax
5.70%, 12/1/2020	740,000		758,900

Sacramento County Housing Authority,
MFHR (Cottage Estate Apartments)
6%, 2/1/2033	1,000,000		1,053,080

San Diego County, COP:
5.70%, 2/1/2028	1,000,000		930,430
(Burnham Institute)
6.25%, 9/1/2029	1,000,000		1,038,380

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment Project)
5.25%, 8/1/2029	1,000,000		1,025,210

South Placer Authority, Wastewater Revenue
5.25%, 11/1/2027 (Insured; FGIC)
(Prerefunded 11/1/2010)	1,000,000	c	1,139,770

Southeast Resource Recovery Facility Authority,
5.25%, 12/1/2018 (Insured; AMBAC)	500,000		552,990

Torrance Redevelopment Agency,
Tax Allocation Revenue
5.625%, 9/1/2028	500,000		505,265

Turlock Health Facility, COP
(Emanuel Medical Center)
5.75%, 10/15/2023	2,500,000		2,528,750

Valley Health System, HR
(Improvement Project)
6.50%, 5/15/2025	500,000		494,390

West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2015 (Insured; MBIA)	500,000		556,650
5.25%, 8/1/2016 (Insured; MBIA)	500,000		554,010

U.S. Related--10.3%
Commonwealth of Puerto Rico Highway and Transportation Authority,

Transportation Revenue
7.878%, 7/1/2038 (Insured; MBIA)	1,000,000	a,b	1,061,210

Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue
7.685%, 7/1/2015	1,000,000	a,b	1,146,260

Virgin Islands Public Finance Authority,
Revenue, Subordinated Lien Fund Loan Notes
6%, 10/1/2022	2,000,000		2,056,080

Total Long-Term Municipal Investments
(cost $35,995,153)			37,933,401

Short-Term Municipal Investments-- 6.3%

California;

California Health Facilities Financing Authority, HR
VRDN (Adventist) 2.20%, (Insured; MBIA)	300,000	d	300,000

California Pollution Control Finance Authority,
PCR, VRDN (Pacific Gas and Electric Corp.)
2.20% (LOC; JPMorgan Chase Bank)	1,300,000	d	1,300,000

California Statewide Communities Development Authority,
VRDN (University Retirement)
2.21% (Insured; AGIC)	1,000,000	d	1,000,000

Total Short-Term Municipal Investments
(cost $2,600,000)			2,600,000

Total Investments (cost $38,595,153)	98.4%		40,533,401

Cash and Receivables (Net)	1.6%		639,009

Net Assets	100.0%		41,172,410

Notes to Statement of Investments:

a Inverse floater security - the interest rate is subject to change periodically.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Directors. At December 31,
2004, these securities amounted $4,663,861 or 11.3% of net assets.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable interest rate - subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA MUNICIPAL INCOME, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)